Note 18 - Intangible assets - Valuation and calculation of Goodwill and badwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 27, 2015	Apr. 24, 2015
Disclosure Of Business Combinations
Negative GoodWill Recognised On Profit And Loss, Initially Estimated			€ 22
Negative GoodWill Recognised On Profit And Loss	€ 0	€ 0	€ 26
Acquisition Cost [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					€ 0
Acquisition date Fair Value Of Total Consideration Transferred					1,165
Acquisition Cost [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				€ 0
Acquisition date Fair Value Of Total Consideration Transferred				5,044
Cash On Hand [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					616
Acquisition date Fair Value Of Total Consideration Transferred					616
Cash On Hand [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				8,915
Acquisition date Fair Value Of Total Consideration Transferred				8,915
Financial Assets Held For Trading [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					341
Acquisition date Fair Value Of Total Consideration Transferred					341
Financial Assets Held For Trading [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				419
Acquisition date Fair Value Of Total Consideration Transferred				419
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					1,845
Acquisition date Fair Value Of Total Consideration Transferred					1,852
Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				0
Acquisition date Fair Value Of Total Consideration Transferred				0
Loans and receivables [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					37,509
Acquisition date Fair Value Of Total Consideration Transferred					36,766
Loans and receivables [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				58,495
Acquisition date Fair Value Of Total Consideration Transferred				58,054
Held-to-maturity investments [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					0
Acquisition date Fair Value Of Total Consideration Transferred					0
Fair value changes of the hedged items in portfolio hedge of interest rate risk [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					23
Acquisition date Fair Value Of Total Consideration Transferred					23
Derivatives Hedge accounting [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					845
Acquisition date Fair Value Of Total Consideration Transferred					845
Derivatives Hedge accounting [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				785
Acquisition date Fair Value Of Total Consideration Transferred				1,399
Non-current assets and disposal groups classified as held for sale [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					274
Acquisition date Fair Value Of Total Consideration Transferred					193
Non-current assets and disposal groups classified as held for sale [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				0
Acquisition date Fair Value Of Total Consideration Transferred				(2)
Investments in subsidiaries, joint ventures and associates [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					209
Acquisition date Fair Value Of Total Consideration Transferred					293
Investments in subsidiaries, joint ventures and associates [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				14
Acquisition date Fair Value Of Total Consideration Transferred				21
Tangible assets [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					908
Acquisition date Fair Value Of Total Consideration Transferred					626
Intangible assets [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					7
Acquisition date Fair Value Of Total Consideration Transferred					129
Other assets [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					581
Acquisition date Fair Value Of Total Consideration Transferred					498
Other assets [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				3,715
Acquisition date Fair Value Of Total Consideration Transferred				3,652
Financial Liabilities Held for Trading [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					(332)
Acquisition date Fair Value Of Total Consideration Transferred					(332)
Financial Liabilities Held for Trading [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				0
Acquisition date Fair Value Of Total Consideration Transferred				0
Financial liabilities at Amortized Cost [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					(41,271)
Acquisition date Fair Value Of Total Consideration Transferred					(41,501)
Financial liabilities at Amortized Cost [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				(70,920)
Acquisition date Fair Value Of Total Consideration Transferred				(70,926)
Fair value changes of the hedged items in portfolio hedge interest rate risk [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					(490)
Acquisition date Fair Value Of Total Consideration Transferred					(490)
Derivatives Hedge Accounting [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					(535)
Acquisition date Fair Value Of Total Consideration Transferred					(535)
Non Current Assets Held For Sale [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				11
Acquisition date Fair Value Of Total Consideration Transferred				1,188
Available for sale financial assets [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				14,618
Acquisition date Fair Value Of Total Consideration Transferred				14,773
Provisions [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					(1,248)
Acquisition date Fair Value Of Total Consideration Transferred					(1,667)
Provisions [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				(394)
Acquisition date Fair Value Of Total Consideration Transferred				(697)
Other liabilities [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					(84)
Acquisition date Fair Value Of Total Consideration Transferred					(84)
Other liabilities [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				(6,418)
Acquisition date Fair Value Of Total Consideration Transferred				(6,418)
Deferred tax [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					3,312
Acquisition date Fair Value Of Total Consideration Transferred					3,630
Deferred tax [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				263
Acquisition date Fair Value Of Total Consideration Transferred				182
Total fair value of assets and liabilities acquiered [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					0
Acquisition date Fair Value Of Total Consideration Transferred					1,205
Total fair value of assets and liabilities acquiered [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				0
Acquisition date Fair Value Of Total Consideration Transferred				10,560
Acquisition date fair value of equity interested in acquire held by acquirer immediately before acquisition date [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					2
Acquisition date Fair Value Of Total Consideration Transferred					2
Acquisition date fair value of equity interested in acquire held by acquirer immediately before acquisition date [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				5,669
Acquisition date Fair Value Of Total Consideration Transferred				5,669
Non controlling interest in acquire recognised at acquisition date [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					0
Acquisition date Fair Value Of Total Consideration Transferred					12
Non controlling interest in acquire recognised at acquisition date [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				0
Acquisition date Fair Value Of Total Consideration Transferred				635
Goodwill [Member] | Garanti Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date				0
Acquisition date Fair Value Of Total Consideration Transferred				€ 788
Badwill [Member] | Catalunya Bank [Member]
Disclosure Of Business Combinations
Carrying Amount As Of Acquisition Date					0
Acquisition date Fair Value Of Total Consideration Transferred					€ (26)